Related party balances and transactions (Pre-tax benefits and social insurance of key management personnel) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party balances and transactions [abstract]
Salaries	¥ 7,676	¥ 8,225	¥ 9,064
Pension	1,511	1,521	1,470
Total	¥ 9,187	¥ 9,746	¥ 10,534